FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05878
                                  ------------

                         FRANKLIN VALUE INVESTORS TRUST
                       -----------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period: 1/31/09
                         --------



Item 1. Schedule of Investments.


Franklin Value Investors Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JANUARY 31, 2009

CONTENTS

Franklin All Cap Value Fund ...............................................    3
Franklin Balance Sheet Investment Fund ....................................    6
Franklin Large Cap Value Fund .............................................   10
Franklin MicroCap Value Fund ..............................................   13
Franklin MidCap Value Fund ................................................   17
Franklin Small Cap Value Fund .............................................   20
Notes to Statements of Investments ........................................   24

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

FRANKLIN ALL CAP VALUE FUND                                                            SHARES            VALUE
---------------------------                                                        --------------   ---------------
          COMMON STOCKS 93.5%
          AUTOMOBILES & COMPONENTS 0.8%
          Autoliv Inc. (Sweden) ................................................            5,200   $        95,628
                                                                                                    ---------------
          BANKS 1.0%
          TrustCo Bank Corp. NY ................................................            8,550            57,285
          U.S. Bancorp .........................................................            4,400            65,296
                                                                                                    ---------------
                                                                                                            122,581
                                                                                                    ---------------
          CAPITAL GOODS 21.9%
          Brady Corp., A .......................................................            6,800           142,256
          Carlisle Cos. Inc. ...................................................            8,100           151,227
          Eaton Corp. ..........................................................            7,100           312,542
          General Electric Co. .................................................           12,800           155,264
(a)       Griffon Corp. ........................................................           31,100           309,445
          Hardinge Inc. ........................................................           34,400           149,640
          Illinois Tool Works Inc. .............................................            6,100           199,226
          Kennametal Inc. ......................................................           11,400           184,224
          Roper Industries Inc. ................................................            7,850           322,949
          Trinity Industries Inc. ..............................................           14,300           164,593
          United Technologies Corp. ............................................            6,200           297,538
          Universal Forest Products Inc. .......................................           12,300           258,300
                                                                                                    ---------------
                                                                                                          2,647,204
                                                                                                    ---------------
          COMMERCIAL & PROFESSIONAL SERVICES 1.7%
          ABM Industries Inc. ..................................................            4,400            65,340
          Kelly Services Inc., A ...............................................           15,700           142,242
                                                                                                    ---------------
                                                                                                            207,582
                                                                                                    ---------------
          CONSUMER DURABLES & APPAREL 5.2%
          Adidas AG, ADR (Germany) .............................................           16,900           291,525
          D.R. Horton Inc. .....................................................           14,300            85,228
          M.D.C. Holdings Inc. .................................................            8,400           257,376
                                                                                                    ---------------
                                                                                                            634,129
                                                                                                    ---------------
          DIVERSIFIED FINANCIALS 1.5%
          State Street Corp. ...................................................            7,750           180,343
                                                                                                    ---------------
          ENERGY 9.8%
          Apache Corp. .........................................................            3,300           247,500
(a)       Bristow Group Inc. ...................................................            3,950            95,550
          CARBO Ceramics Inc. ..................................................            3,100           111,445
          ENSCO International Inc. .............................................            2,200            60,192
(a)       Global Industries Ltd. ...............................................           18,500            63,825
          Occidental Petroleum Corp. ...........................................            4,500           245,475
          Peabody Energy Corp. .................................................            2,600            65,000
(a)       PHI Inc., non-voting .................................................           13,500           162,270
(a)       Unit Corp. ...........................................................            5,600           139,664
                                                                                                    ---------------
                                                                                                          1,190,921
                                                                                                    ---------------
          FOOD & STAPLES RETAILING 3.4%
          Wal-Mart Stores Inc. .................................................            8,600           405,232
                                                                                                    ---------------


                     Quarterly Statements of Investments | 3

Franklin Value Investors Trust

FRANKLIN ALL CAP VALUE FUND                                                            SHARES            VALUE
---------------------------                                                        --------------   ---------------
          COMMON STOCKS (CONTINUED)
          HEALTH CARE EQUIPMENT & SERVICES 7.0%
          Becton Dickinson and Co. .............................................            6,000   $       436,020
(a)       Laboratory Corp. of America Holdings .................................            7,000           414,400
                                                                                                    ---------------
                                                                                                            850,420
                                                                                                    ---------------
          HOUSEHOLD & PERSONAL PRODUCTS 0.9%
          The Procter & Gamble Co. .............................................            1,900           103,550
                                                                                                    ---------------
          INSURANCE 8.5%
          AFLAC Inc. ...........................................................            9,150           212,371
          Chubb Corp. ..........................................................            7,900           336,382
          IPC Holdings Ltd. ....................................................            3,500            89,810
          Kansas City Life Insurance Co. .......................................            4,400           139,348
          Old Republic International Corp. .....................................           16,800           173,376
          StanCorp Financial Group Inc. ........................................            3,100            80,042
                                                                                                    ---------------
                                                                                                          1,031,329
                                                                                                    ---------------
          MATERIALS 13.0%
(a)       American Pacific Corp. ...............................................           26,200           205,146
          Bemis Co. Inc. .......................................................           14,600           329,522
          Nucor Corp. ..........................................................            7,700           314,083
          Praxair Inc. .........................................................            5,600           348,656
(a)       RTI International Metals Inc. ........................................           19,300           256,883
          Westlake Chemical Corp. ..............................................            9,000           123,030
                                                                                                    ---------------
                                                                                                          1,577,320
                                                                                                    ---------------
          RETAILING 6.3%
          Brown Shoe Co. Inc. ..................................................           17,700            83,013
          Christopher & Banks Corp. ............................................           20,400            79,152
          Fred's Inc. ..........................................................           13,700           140,562
          The Home Depot Inc. ..................................................           11,700           251,901
          J.C. Penney Co. Inc. .................................................            8,000           134,000
          The Men's Wearhouse Inc. .............................................            6,000            69,900
                                                                                                    ---------------
                                                                                                            758,528
                                                                                                    ---------------
          TECHNOLOGY HARDWARE & EQUIPMENT 4.2%
(a)       Benchmark Electronics Inc. ...........................................           14,400           169,056
          International Business Machines Corp. ................................            3,700           339,105
                                                                                                    ---------------
                                                                                                            508,161
                                                                                                    ---------------
          TRANSPORTATION 0.6%
(a)       P.A.M. Transportation Services Inc. ..................................           14,400            72,000
                                                                                                    ---------------
          UTILITIES 7.7%
          Avista Corp. .........................................................           13,500           257,040
          IDACORP Inc. .........................................................           11,400           331,854
          NV Energy Inc. .......................................................           32,000           343,360
                                                                                                    ---------------
                                                                                                            932,254
                                                                                                    ---------------
          TOTAL COMMON STOCKS (COST $16,044,929) ...............................                         11,317,182
                                                                                                    ---------------


                     4 | Quarterly Statements of Investments

Franklin Value Investors Trust
STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED) (CONTINUED)

FRANKLIN ALL CAP VALUE FUND                                                            SHARES            VALUE
---------------------------                                                        --------------   ---------------
          CONVERTIBLE PREFERRED STOCKS (COST $66,549) 0.7%
          ENERGY 0.7%
          Bristow Group Inc., 5.50%, cvt. pfd. .................................            2,500   $        86,500
                                                                                                    ---------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $16,111,478) ...                         11,403,682
                                                                                                    ---------------
          SHORT TERM INVESTMENTS (COST $434,317) 3.6%
          MONEY MARKET FUNDS 3.6%
(b)       Franklin Institutional Fiduciary Trust Money Market Portfolio,
             0.39% .............................................................          434,317           434,317
                                                                                                    ---------------
          TOTAL INVESTMENTS (COST $16,545,795) 97.8% ...........................                         11,837,999
          OTHER ASSETS, LESS LIABILITIES 2.2% ..................................                            263,494
                                                                                                    ---------------
          NET ASSETS 100.0% ....................................................                    $    12,101,493
                                                                                                    ---------------

See Abbreviations on page 28.

(a)  Non-income producing for the twelve months ended January 31, 2009.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 5

Franklin Value Investors Trust
STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

FRANKLIN BALANCE SHEET INVESTMENT FUND                                                 SHARES            VALUE
--------------------------------------                                             --------------   ---------------
          CLOSED END MUTUAL FUNDS 0.1%
          DIVERSIFIED FINANCIALS 0.1%
          Apollo Investment Corp. ..............................................          233,044   $     1,526,438
          New Ireland Fund Inc. (Ireland) ......................................           24,200           105,512
                                                                                                    ---------------
          TOTAL CLOSED END MUTUAL FUNDS (COST $3,566,344) ......................                          1,631,950
                                                                                                    ---------------
          COMMON STOCKS 86.7%
          AUTOMOBILES & COMPONENTS 0.1%
          American Axle & Manufacturing Holdings Inc. ..........................        1,650,000         1,798,500
                                                                                                    ---------------
          BANKS 0.6%
          Corus Bankshares Inc. ................................................        1,310,900         1,455,099
          Farmers & Merchants Bank of Long Beach ...............................            1,475         5,568,125
          First Niagara Financial Group Inc. ...................................          100,000         1,306,000
          Hudson City Bancorp Inc. .............................................          390,000         4,524,000
                                                                                                    ---------------
                                                                                                         12,853,224
                                                                                                    ---------------
          CAPITAL GOODS 10.7%
          A.O. Smith Corp. .....................................................          893,600        24,556,128
          Applied Industrial Technologies Inc. .................................        1,378,250        21,762,567
          Armstrong World Industries Inc. ......................................          800,000        13,264,000
          CNH Global NV (Netherlands) ..........................................        1,150,000         9,211,500
(a)       ESCO Technologies Inc. ...............................................        1,150,800        40,784,352
(a, b)    Furmanite Corp. ......................................................        2,384,200         8,869,224
          Lennox International Inc. ............................................          625,000        17,568,750
          Mueller Industries Inc. ..............................................          700,000        14,084,000
          Oshkosh Corp. ........................................................          960,000         6,931,200
(a, b)    Tecumseh Products Co., A .............................................        1,000,000         8,200,000
(a, b)    Tecumseh Products Co., B .............................................          310,000         2,542,000
          Timken Co. ...........................................................        1,294,755        19,278,902
          Trinity Industries Inc. ..............................................        2,425,000        27,911,750
                                                                                                    ---------------
                                                                                                        214,964,373
                                                                                                    ---------------
          COMMERCIAL & PROFESSIONAL SERVICES 1.1%
          Kelly Services Inc., A ...............................................        2,350,000        21,291,000
                                                                                                    ---------------
          CONSUMER DURABLES & APPAREL 5.6%
          Callaway Golf Co. ....................................................          400,000         3,044,000
          D.R. Horton Inc. .....................................................        2,400,000        14,304,000
(c)       Furniture Brands International Inc. ..................................        2,370,709         4,859,954
          Hasbro Inc. ..........................................................        1,375,000        33,178,750
          Lennar Corp., A ......................................................          480,000         3,691,200
          Lennar Corp., B ......................................................           48,000           278,400
          M.D.C. Holdings Inc. .................................................          693,000        21,233,520
          Pulte Homes Inc. .....................................................        2,600,000        26,390,000
(a)       Standard Pacific Corp. ...............................................        4,110,235         5,795,431
                                                                                                    ---------------
                                                                                                        112,775,255
                                                                                                    ---------------
          CONSUMER SERVICES 1.5%
          Bob Evans Farms Inc. .................................................           23,600           414,416
(a)       Vail Resorts Inc. ....................................................        1,245,000        29,033,400
                                                                                                    ---------------
                                                                                                         29,447,816
                                                                                                    ---------------


                    6 | Quarterly Statements of Investments

Franklin Value Investors Trust
STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED) (CONTINUED)

FRANKLIN BALANCE SHEET INVESTMENT FUND                                                 SHARES            VALUE
--------------------------------------                                             --------------   ---------------
          COMMON STOCKS (CONTINUED)
          DIVERSIFIED FINANCIALS 0.1%
          CIT Group Inc. .......................................................          800,000   $     2,232,000
                                                                                                    ---------------
          ENERGY 5.6%
(a)       Bristow Group Inc. ...................................................          900,000        21,771,000
(a)       Exterran Holding Inc. ................................................        1,194,000        26,459,040
          Overseas Shipholding Group Inc. ......................................          765,000        27,310,500
          Peabody Energy Corp. .................................................           72,500         1,812,500
(a)       PHI Inc. .............................................................           77,500         1,220,625
(a)       PHI Inc., non-voting .................................................          409,000         4,916,180
          Rowan Cos. Inc. ......................................................          645,000         8,165,700
          Teekay Corp. (Bahamas) ...............................................        1,189,000        20,831,280
                                                                                                    ---------------
                                                                                                        112,486,825
                                                                                                    ---------------
          FOOD, BEVERAGE & TOBACCO 4.8%
(a)       Alliance One International Inc. ......................................        2,504,200         6,010,080
          Bunge Ltd. ...........................................................           81,000         3,478,140
          Corn Products International Inc. .....................................        1,980,000        45,837,000
(a)       Smithfield Foods Inc. ................................................        1,600,000        18,992,000
          Universal Corp. ......................................................          715,600        21,883,048
                                                                                                    ---------------
                                                                                                         96,200,268
                                                                                                    ---------------
          INSURANCE 22.2%
          American National Insurance Co. ......................................          702,500        39,234,625
          Aspen Insurance Holdings Ltd. ........................................          154,300         3,410,030
          Assurant Inc. ........................................................          800,700        21,138,480
          Chubb Corp. ..........................................................          280,000        11,922,400
          Cincinnati Financial Corp. ...........................................          300,000         6,579,000
          E-L Financial Corp. Ltd. (Canada) ....................................          104,666        32,245,263
          Employers Holdings Inc. ..............................................          637,000         8,624,980
          FBL Financial Group Inc., A ..........................................          606,994         6,258,108
          Genworth Financial Inc., A ...........................................        1,600,000         3,712,000
          IPC Holdings Ltd. ....................................................        1,768,800        45,387,408
          Kansas City Life Insurance Co. .......................................          299,989         9,500,652
          Manulife Financial Corp. (Canada) ....................................          970,000        16,053,500
(a)       MBIA Inc. ............................................................          353,000         1,362,580
          MetLife Inc. .........................................................          540,000        15,514,200
          National Western Life Insurance Co., A ...............................          173,000        21,474,490
          Old Republic International Corp. .....................................        5,000,000        51,600,000
          Presidential Life Corp. ..............................................          380,000         3,674,600
          Principal Financial Group Inc. .......................................          225,000         3,732,750
          Prudential Financial Inc. ............................................        1,184,000        30,488,000
          RLI Corp. ............................................................          489,400        27,646,206
          Selective Insurance Group Inc. .......................................        1,300,000        19,955,000
          StanCorp Financial Group Inc. ........................................        1,250,000        32,275,000
          The Travelers Cos. Inc. ..............................................          575,000        22,218,000
          Zenith National Insurance Corp. ......................................          318,500         8,930,740
                                                                                                    ---------------
                                                                                                        442,938,012
                                                                                                    ---------------


                    Quarterly Statements of Investments | 7

Franklin Value Investors Trust

FRANKLIN BALANCE SHEET INVESTMENT FUND                                                 SHARES            VALUE
--------------------------------------                                             --------------   ---------------
          COMMON STOCKS (CONTINUED)
          MATERIALS 7.0%
          Ashland Inc. .........................................................          350,900   $     2,814,218
          Commercial Metals Co. ................................................        1,060,000        12,190,000
          MeadWestvaco Corp. ...................................................        1,525,000        17,751,000
          Nucor Corp. ..........................................................          470,000        19,171,300
(a)       PolyOne Corp. ........................................................        1,500,000         3,075,000
          Reliance Steel & Aluminum Co. ........................................          920,000        20,359,600
(a, b)    RTI International Metals Inc. ........................................        1,289,900        17,168,569
          Sherritt International Corp. (Canada) ................................        3,503,500         7,620,958
          Texas Industries Inc. ................................................          679,000        15,420,090
(c)       Westlake Chemical Corp. ..............................................        1,794,500        24,530,815
                                                                                                    ---------------
                                                                                                        140,101,550
                                                                                                    ---------------
          PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2.3%
(a)       Watson Pharmaceuticals Inc. ..........................................        1,700,000        46,376,000
                                                                                                    ---------------
          RETAILING 3.1%
(a)       Big Lots Inc. ........................................................          974,300        13,104,335
          The Cato Corp., A ....................................................          450,000         5,953,500
(a)       Charming Shoppes Inc. ................................................        5,200,000         5,616,000
          Dillard's Inc., A ....................................................          880,000         3,828,000
          Fred's Inc. ..........................................................          400,000         4,104,000
          Haverty Furniture Cos. Inc. ..........................................          920,000         7,378,400
          J.C. Penney Co. Inc. .................................................          300,000         5,025,000
(a)       Saks Inc. ............................................................        2,050,000         5,166,000
(a, b)    Syms Corp. ...........................................................        1,430,000         8,265,400
(a, b, c) Zale Corp. ...........................................................        2,468,000         3,060,320
                                                                                                    ---------------
                                                                                                         61,500,955
                                                                                                    ---------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
(a)       Standard Microsystems Corp. ..........................................          369,700         5,120,345
                                                                                                    ---------------
          TECHNOLOGY HARDWARE & EQUIPMENT 1.0%
(a)       Benchmark Electronics Inc. ...........................................        1,725,100        20,252,674
                                                                                                    ---------------
          TRANSPORTATION 6.3%
(a)       Alaska Air Group Inc. ................................................        1,350,600        35,601,816
          Burlington Northern Santa Fe Corp. ...................................          352,000        23,320,000
(a)       Kansas City Southern .................................................          699,400        12,701,104
          Norfolk Southern Corp. ...............................................        1,206,600        46,285,176
          Werner Enterprises Inc. ..............................................          500,000         7,500,000
                                                                                                    ---------------
                                                                                                        125,408,096
                                                                                                    ---------------
          UTILITIES 14.4%
          Atmos Energy Corp. ...................................................          933,600        22,919,880
          Avista Corp. .........................................................          668,440        12,727,098
          CMS Energy Corp. .....................................................          950,000        11,162,500
          Entergy Corp. ........................................................          599,000        45,739,640
          IDACORP Inc. .........................................................          590,000        17,174,900
(a, b, d) KGen Power Corp., 144A ...............................................        4,400,000        39,600,000
          Northeast Utilities ..................................................        1,550,000        36,890,000


                     8 | Quarterly Statements of Investments

Franklin Value Investors Trust

FRANKLIN BALANCE SHEET INVESTMENT FUND                                                 SHARES            VALUE
--------------------------------------                                             --------------   ---------------
          COMMON STOCKS (CONTINUED)
          UTILITIES (CONTINUED)
          NV Energy Inc. .......................................................        5,640,000   $    60,517,200
          PNM Resources Inc. ...................................................        1,990,000        19,979,600
          Westar Energy Inc. ...................................................          220,000         4,417,600
          Xcel Energy Inc. .....................................................          861,000        15,894,060
                                                                                                    ---------------
                                                                                                        287,022,478
                                                                                                    ---------------
          TOTAL COMMON STOCKS (COST $1,931,413,961) ............................                      1,732,769,371
                                                                                                    ---------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
                                                                                   --------------
          CORPORATE BONDS (COST $5,549,502) 0.2%
          CAPITAL GOODS 0.2%
          Mueller Industries Inc., 6.00%, 11/01/14 .............................      $ 5,604,000         4,462,185
                                                                                                    ---------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $1,940,529,807) .............................................                      1,738,863,506
                                                                                                    ---------------

                                                                                       SHARES
                                                                                   --------------
          SHORT TERM INVESTMENTS 13.5%
          MONEY MARKET FUNDS (COST $265,922,990) 13.3%
(e)       Franklin Institutional Fiduciary Trust Money Market
             Portfolio, 0.39% ..................................................      265,922,990       265,922,990
          INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.2%
          MONEY MARKET FUNDS (COST $5,361,673) 0.2%
(f)       Bank of New York Institutional Cash Reserve Fund, 0.22% ..............        5,361,673         5,254,440
                                                                                                    ---------------
          TOTAL INVESTMENTS (COST $2,211,814,470) 100.5% .......................                      2,010,040,936
          OTHER ASSETS, LESS LIABILITIES (0.5)% ................................                        (10,337,282)
                                                                                                    ---------------
          NET ASSETS 100.0% ....................................................                    $ 1,999,703,654
                                                                                                    ===============

(a)  Non-income producing for the twelve months ended January 31, 2009.

(b)  See Note 5 regarding holdings of 5% voting securities.

(c)  A portion or all of the security is on loan at January 31, 2009.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2009, the value of this security was $39,600,000, representing 1.98% of net assets.

(e) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(f)  The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 9

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

FRANKLIN LARGE CAP VALUE FUND                                                          SHARES            VALUE
-----------------------------                                                      --------------   ---------------
          COMMON STOCKS 95.7%
          BANKS 1.4%
          SunTrust Banks Inc. ..................................................           26,000   $       318,760
          U.S. Bancorp .........................................................           80,000         1,187,200
                                                                                                    ---------------
                                                                                                          1,505,960
                                                                                                    ---------------
          CAPITAL GOODS 14.3%
          3M Co. ...............................................................           35,000         1,882,650
          Dover Corp. ..........................................................           71,000         2,007,880
          Eaton Corp. ..........................................................           33,000         1,452,660
          General Electric Co. .................................................          245,000         2,971,850
          Illinois Tool Works Inc. .............................................           73,000         2,384,180
          Masco Corp. ..........................................................          108,000           844,560
          Parker Hannifin Corp. ................................................           28,900         1,104,269
          United Technologies Corp. ............................................           48,000         2,303,520
                                                                                                    ---------------
                                                                                                         14,951,569
                                                                                                    ---------------
          CONSUMER DURABLES & APPAREL 5.9%
          D.R. Horton Inc. .....................................................          335,000         1,996,600
          Fortune Brands Inc. ..................................................           69,000         2,208,000
          NIKE Inc., B .........................................................           44,000         1,991,000
                                                                                                    ---------------
                                                                                                          6,195,600
                                                                                                    ---------------
          CONSUMER SERVICES 2.5%
          McDonald's Corp. .....................................................           45,000         2,610,900
                                                                                                    ---------------
          DIVERSIFIED FINANCIALS 4.9%
          Bank of America Corp. ................................................           86,000           565,880
          The Bank of New York Mellon Corp. ....................................           75,000         1,930,500
          Citigroup Inc. .......................................................           81,000           287,550
          Morgan Stanley .......................................................           45,000           910,350
          State Street Corp. ...................................................           64,000         1,489,280
                                                                                                    ---------------
                                                                                                          5,183,560
                                                                                                    ---------------
          ENERGY 13.1%
          Apache Corp. .........................................................           28,000         2,100,000
          Chesapeake Energy Corp. ..............................................           50,000           790,500
          ConocoPhillips .......................................................           26,000         1,235,780
          Devon Energy Corp. ...................................................           30,000         1,848,000
          Exxon Mobil Corp. ....................................................           55,000         4,206,400
          Occidental Petroleum Corp. ...........................................           44,000         2,400,200
          Peabody Energy Corp. .................................................           47,000         1,175,000
                                                                                                    ---------------
                                                                                                         13,755,880
                                                                                                    ---------------
          FOOD & STAPLES RETAILING 2.7%
          Wal-Mart Stores Inc. .................................................           60,000         2,827,200
                                                                                                    ---------------
          HEALTH CARE EQUIPMENT & SERVICES 2.4%
          Becton Dickinson and Co. .............................................           34,000         2,470,780
                                                                                                    ---------------
          HOUSEHOLD & PERSONAL PRODUCTS 6.1%
          Kimberly-Clark Corp. .................................................           60,000         3,088,200
          The Procter & Gamble Co. .............................................           60,000         3,270,000
                                                                                                    ---------------
                                                                                                          6,358,200
                                                                                                    ---------------


                    10 | Quarterly Statements of Investments

Franklin Value Investors Trust
STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED) (CONTINUED)


FRANKLIN LARGE CAP VALUE FUND                                                          SHARES            VALUE
-----------------------------                                                      --------------   ---------------
          COMMON STOCKS (CONTINUED)
          INSURANCE 6.8%
          AFLAC Inc. ...........................................................           39,000   $       905,190
          The Allstate Corp. ...................................................           75,000         1,625,250
          Ambac Financial Group Inc. ...........................................           67,000            76,380
(a)       Berkshire Hathaway Inc., A ...........................................                3           268,506
          Chubb Corp. ..........................................................           56,000         2,384,480
          MetLife Inc. .........................................................           65,000         1,867,450
                                                                                                    ---------------
                                                                                                          7,127,256
                                                                                                    ---------------
          MATERIALS 11.3%
          Alcoa Inc. ...........................................................          165,000         1,285,350
          The Dow Chemical Co. .................................................          105,000         1,216,950
          Nucor Corp. ..........................................................          145,000         5,914,550
          Praxair Inc. .........................................................           55,000         3,424,300
                                                                                                    ---------------
                                                                                                         11,841,150
                                                                                                    ---------------
          PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5.7%
          Abbott Laboratories ..................................................           14,500           803,880
          Merck & Co. Inc. .....................................................          118,000         3,368,900
          Pfizer Inc. ..........................................................           78,400         1,143,072
          Schering-Plough Corp. ................................................           35,000           614,600
                                                                                                    ---------------
                                                                                                          5,930,452
                                                                                                    ---------------
          RETAILING 4.7%
          The Home Depot Inc. ..................................................          116,000         2,497,480
          J.C. Penney Co. Inc. .................................................           70,000         1,172,500
          Nordstrom Inc. .......................................................           59,000           748,710
(a)       Office Depot Inc. ....................................................          245,000           529,200
                                                                                                    ---------------
                                                                                                          4,947,890
                                                                                                    ---------------
          SOFTWARE & SERVICES 2.7%
          Microsoft Corp. ......................................................          165,000         2,821,500
                                                                                                    ---------------
          TECHNOLOGY HARDWARE & EQUIPMENT 6.5%
          Hewlett-Packard Co. ..................................................           90,000         3,127,500
          International Business Machines Corp. ................................           40,000         3,666,000
                                                                                                    ---------------
                                                                                                          6,793,500
                                                                                                    ---------------
          TRANSPORTATION 1.7%
          Norfolk Southern Corp. ...............................................           47,000         1,802,920
                                                                                                    ---------------
          UTILITIES 3.0%
          Entergy Corp. ........................................................           32,500         2,481,700
          Sempra Energy ........................................................           15,000           657,600
                                                                                                    ---------------
                                                                                                          3,139,300
                                                                                                    ---------------
          TOTAL COMMON STOCKS (COST $141,756,570) ..............................                        100,263,617
                                                                                                    ---------------


                    Quarterly Statements of Investments | 11

Franklin Value Investors Trust
STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED) (CONTINUED)

FRANKLIN LARGE CAP VALUE FUND                                                          SHARES            VALUE
-----------------------------                                                      --------------   ---------------
          SHORT TERM INVESTMENTS (COST $5,081,505) 4.8%
          MONEY MARKET FUNDS 4.8%
(b)       Franklin Institutional Fiduciary Trust Money Market Portfolio,
             0.39% .............................................................        5,081,505   $     5,081,505
                                                                                                    ---------------
          TOTAL INVESTMENTS (COST $146,838,075) 100.5% .........................                        105,345,122
          OTHER ASSETS, LESS LIABILITIES (0.5)% ................................                           (552,144)
                                                                                                    ---------------
          NET ASSETS 100.0% ....................................................                    $   104,792,978
                                                                                                    ---------------

(a)  Non-income producing for the twelve months ended January 31, 2009.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    12 | Quarterly Statements of Investments

Franklin Value Investors Trust
STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

FRANKLIN MICROCAP VALUE FUND                                                           SHARES            VALUE
----------------------------                                                       --------------   ---------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS 82.5%
          BANKS 2.4%
(a)       Beverly Hills Bancorp Inc. ...........................................          866,488   $       105,712
(a)       BFC Financial Corp., A ...............................................        1,110,000           244,200
(a, b, c) Black River BancVenture Inc. .........................................          495,000         3,790,364
          First Defiance Financial Corp. .......................................          235,000         1,614,450
          WSB Holdings Inc. ....................................................          166,160           440,323
                                                                                                    ---------------
                                                                                                          6,195,049
                                                                                                    ---------------
          CAPITAL GOODS 14.1%
          Alamo Group Inc. .....................................................          320,000         4,016,000
          Burnham Holdings Inc., A .............................................          217,000         1,763,125
          CIRCOR International Inc. ............................................          120,200         2,674,450
          Ducommun Inc. ........................................................           70,134         1,328,338
(b)       Espey Manufacturing & Electronics Corp. ..............................          153,299         2,587,687
          Gibraltar Industries Inc. ............................................          356,099         3,642,893
(a)       Griffon Corp. ........................................................           89,000           885,550
(b)       Hardinge Inc. ........................................................        1,200,000         5,220,000
          Insteel Industries Inc. ..............................................          105,000           808,500
(a)       Ladish Co. Inc. ......................................................            7,306            83,069
(a)       Layne Christensen Co. ................................................           61,745           974,336
(a)       Miller Industries Inc. ...............................................          220,000         1,205,600
(a)       Northwest Pipe Co. ...................................................          129,844         4,578,299
          Smith Investment Co. .................................................           44,600         3,278,100
(a)       Sparton Corp. ........................................................          479,440           896,553
(a)       Tecumseh Products Co., A .............................................          200,000         1,640,000
(a)       Tecumseh Products Co., B .............................................           12,799           104,952
                                                                                                    ---------------
                                                                                                         35,687,452
                                                                                                    ---------------
          COMMERCIAL & PROFESSIONAL SERVICES 7.5%
          Courier Corp. ........................................................          255,600         4,015,476
          Ecology and Environment Inc., A ......................................          212,100         2,670,339
          Healthcare Services Group Inc. .......................................          585,900         8,975,988
(a, b)    Nashua Corp. .........................................................          357,930         1,084,528
(a)       Spherion Corp. .......................................................        1,605,000         2,295,150
                                                                                                    ---------------
                                                                                                         19,041,481
                                                                                                    ---------------
          CONSUMER DURABLES & APPAREL 3.7%
          Bassett Furniture Industries Inc. ....................................          122,100           401,709
(a)       Cavalier Homes Inc. ..................................................          589,878           802,234
(b)       Cobra Electronics Corp. ..............................................          540,000           658,800
(a, b)    Delta Apparel Inc. ...................................................          800,000         3,120,000
(a)       The Dixie Group Inc. .................................................          480,000           744,000
          Flexsteel Industries Inc. ............................................          225,000         1,752,750
          Johnson Outdoors Inc., A .............................................           67,400           511,566
(a)       P & F Industries Inc., A .............................................           89,700           116,610
(a, b)    Rockford Corp. .......................................................          575,000           310,500
(b)       Tandy Brands Accessories Inc. ........................................          540,000           837,000
                                                                                                    ---------------
                                                                                                          9,255,169
                                                                                                    ---------------


                    Quarterly Statements of Investments | 13

Franklin Value Investors Trust
STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED) (CONTINUED)

FRANKLIN MICROCAP VALUE FUND                                                           SHARES            VALUE
----------------------------                                                       --------------   ---------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          DIVERSIFIED FINANCIALS 0.8%
          Kohlberg Capital Corp. ...............................................          600,834   $     1,940,694
                                                                                                    ---------------
          ENERGY 2.3%
(a)       PHI Inc. .............................................................           17,600           277,200
(a)       PHI Inc., non-voting .................................................          470,499         5,655,398
                                                                                                    ---------------
                                                                                                          5,932,598
                                                                                                    ---------------
          FOOD & STAPLES RETAILING 4.7%
          Village Super Market Inc., A .........................................          428,000        11,787,120
                                                                                                    ---------------
          FOOD, BEVERAGE & TOBACCO 10.9%
(a)       Alliance One International Inc. ......................................        1,167,000         2,800,800
          Griffin Land & Nurseries Inc. ........................................          173,000         5,942,550
(a)       John B. Sanfilippo & Son Inc. ........................................          200,000         1,100,000
(a, b)    Omega Protein Corp. ..................................................        1,189,052         4,542,179
(a)       Seneca Foods Corp., A ................................................          256,600         5,221,810
(a)       Seneca Foods Corp., B ................................................          121,500         2,878,335
(a)       Smithfield Foods Inc. ................................................          438,600         5,206,182
                                                                                                    ---------------
                                                                                                         27,691,856
                                                                                                    ---------------
          INSURANCE 7.9%
(a, b)    ACMAT Corp., A .......................................................          392,800         9,230,800
          Baldwin & Lyons Inc., B ..............................................          288,875         4,850,211
          Mercer Insurance Group Inc. ..........................................          141,000         1,919,010
          Safety Insurance Group Inc. ..........................................           51,000         1,786,020
(a)       United America Indemnity Ltd. ........................................          217,168         2,297,638
                                                                                                    ---------------
                                                                                                         20,083,679
                                                                                                    ---------------
          MATERIALS 9.1%
(a, b)    American Pacific Corp. ...............................................          743,100         5,818,473
          Central Steel and Wire Co. ...........................................            6,905         4,401,937
(a, b)    Continental Materials Corp. ..........................................          116,153         1,958,339
(a)       Intertape Polymer Group Inc. (Canada) ................................          900,000           621,000
(a)       Mercer International Inc. (Germany) ..................................          761,400           974,592
          The Monarch Cement Co. ...............................................           45,644         1,265,708
(a)       RTI International Metals Inc. ........................................          293,257         3,903,251
          Schweitzer-Mauduit International Inc. ................................           74,824         1,601,234
(a)       Universal Stainless & Alloy Products Inc. ............................          173,686         2,518,447
                                                                                                    ---------------
                                                                                                         23,062,981
                                                                                                    ---------------
          REAL ESTATE 2.1%
          Arbor Realty Trust Inc. ..............................................           70,000           124,600
          Arbor Realty Trust Inc. (legend shares) ..............................          270,000           480,600
          Bresler & Reiner Inc. ................................................          205,000         2,844,375
(a, c)    LandCo Real Estate LLC, Liquidating Trust ............................           94,800           168,744
(b)       Origen Financial Inc. ................................................        2,540,000         1,778,000
                                                                                                    ---------------
                                                                                                          5,396,319
                                                                                                    ---------------


                    14 | Quarterly Statements of Investments

Franklin Value Investors Trust

FRANKLIN MICROCAP VALUE FUND                                                           SHARES            VALUE
----------------------------                                                       --------------   ---------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          RETAILING 5.2%
          Brown Shoe Co. Inc. ..................................................          282,481   $     1,324,836
          The Coast Distribution System Inc. ...................................           66,800            71,810
(a, b)    Duckwall-ALCO Stores Inc. ............................................          238,000         2,094,400
          Fred's Inc. ..........................................................          287,300         2,947,698
(a)       Handleman Co. ........................................................        1,020,000           142,800
          Haverty Furniture Cos. Inc. ..........................................          477,000         3,825,540
(a, b)    S&K Famous Brands Inc. ...............................................          255,500            24,272
(a)       Shoe Carnival Inc. ...................................................          295,700         2,321,245
(a)       Zale Corp. ...........................................................          290,000           359,600
                                                                                                    ---------------
                                                                                                         13,112,201
                                                                                                    ---------------
          TECHNOLOGY HARDWARE & EQUIPMENT 1.6%
(a, c, d) Allen Organ Co., Contingent Distribution .............................           94,800         1,016,256
(a, b)    GTSI Corp. ...........................................................          542,700         2,927,867
                                                                                                    ---------------
                                                                                                          3,944,123
                                                                                                    ---------------
          TELECOMMUNICATION SERVICES 3.9%
          Atlantic Tele-Network Inc. ...........................................          400,000         8,600,000
          North State Telecommunications Corp., B ..............................           20,600         1,297,800
                                                                                                    ---------------
                                                                                                          9,897,800
                                                                                                    ---------------
          TRANSPORTATION 6.3%
(b)       International Shipholding Corp. ......................................          382,951         8,233,446
(a)       P.A.M. Transportation Services Inc. ..................................          460,000         2,300,000
          Providence and Worcester Railroad Co. ................................          205,000         2,799,275
(a)       USA Truck Inc. ........................................................         173,000         2,494,660
                                                                                                    ---------------
                                                                                                         15,827,381
                                                                                                    ---------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $246,886,120) ...                        208,855,903
                                                                                                    ---------------
          CONVERTIBLE PREFERRED STOCKS 2.4%
          FOOD, BEVERAGE & TOBACCO 2.4%
(a)       Seneca Foods Corp., cvt. participating pfd. ..........................          200,000         4,070,000
(a)       Seneca Foods Corp., cvt. participating pfd., Series 2003 .............          100,000         2,035,000
                                                                                                    ---------------
          TOTAL CONVERTIBLE PREFERRED STOCKS (COST $4,905,000) .................                          6,105,000
                                                                                                    ---------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
                                                                                   --------------
          CONVERTIBLE BONDS (COST $7,000,000) 1.4%
          MATERIALS 1.4%
(e)       Mercer International Inc., cvt., senior sub. note, 144A,
             8.50%, 10/15/10 (Germany) .........................................   $    7,000,000         3,500,000
                                                                                                    ---------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $258,791,120) ..                        218,460,903
                                                                                                    ---------------

                                                                                       SHARES
                                                                                   --------------
          SHORT TERM INVESTMENTS 13.9%
          MONEY MARKET FUNDS (COST $35,103,865) 13.9%
(f)       Franklin Institutional Fiduciary Trust Money Market Portfolio,
             0.39% .............................................................       35,103,865        35,103,865
                                                                                                    ---------------
          INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
             SECURITIES 0.0%(g)
          MONEY MARKET FUNDS (COST $18,892) 0.0%(g)
(h)       Bank of New York Institutional Cash Reserve Fund, 0.22% ..............           18,892            18,514
                                                                                                    ---------------


                    Quarterly Statements of Investments | 15

Franklin Value Investors Trust

FRANKLIN MICROCAP VALUE FUND                                                                             VALUE
----------------------------                                                                        ---------------
          TOTAL INVESTMENTS (COST $293,913,877) 100.2% .........................                    $   253,583,282
          OTHER ASSETS, LESS LIABILITIES (0.2)% ................................                           (445,836)
                                                                                                    ---------------
          NET ASSETS 100.0% ....................................................                    $   253,137,446
                                                                                                    ===============

(a)  Non-income producing for the twelve months ended January 31, 2009.

(b)  See Note 5 regarding holdings of 5% voting securities.

(c)  See Note 4 regarding restricted and illiquid securities.

(d) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(e) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2009, the value of this security was $3,500,000, representing 1.38% of net assets.

(f) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(g)  Rounds to less than 0.1% of net assets.

(h)  The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    16 | Quarterly Statements of Investments

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

FRANKLIN MICROCAP VALUE FUND                                                        SHARES/UNITS         VALUE
----------------------------                                                       --------------   ---------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS 95.1%
          AUTOMOBILES & COMPONENTS 2.7%
          Autoliv Inc. (Sweden) ................................................           40,400   $       742,956
          Harley-Davidson Inc. .................................................           32,900           400,722
                                                                                                    ---------------
                                                                                                          1,143,678
                                                                                                    ---------------
          BANKS 0.7%
          PNC Financial Services Group Inc. ....................................            9,727           316,322
                                                                                                    ---------------
          CAPITAL GOODS 13.9%
          Carlisle Cos. Inc. ...................................................           38,100           711,327
          Dover Corp. ..........................................................           24,400           690,032
          Eaton Corp. ..........................................................           13,400           589,868
          Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil) ...........           50,300           758,021
          Graco Inc. ...........................................................           34,700           738,069
          Oshkosh Corp. ........................................................           49,200           355,224
          Roper Industries Inc. ................................................           26,100         1,073,754
(a)       Terex Corp. ..........................................................           26,200           310,208
          W.W. Grainger Inc. ...................................................            9,700           707,615
                                                                                                    ---------------
                                                                                                          5,934,118
                                                                                                    ---------------
          COMMERCIAL & PROFESSIONAL SERVICES 0.8%
          Robert Half International Inc. .......................................           18,900           320,355
                                                                                                    ---------------
          CONSUMER DURABLES & APPAREL 7.5%
          Fortune Brands Inc. ..................................................           31,800         1,017,600
          Hasbro Inc. ..........................................................           32,800           791,464
          Leggett & Platt Inc. .................................................           22,500           281,025
          M.D.C. Holdings Inc. .................................................           27,800           851,792
          Pulte Homes Inc. .....................................................           26,700           271,005
                                                                                                    ---------------
                                                                                                          3,212,886
                                                                                                    ---------------
          CONSUMER SERVICES 1.8%
          Hillenbrand Inc. .....................................................           42,300           782,127
                                                                                                    ---------------
          DIVERSIFIED FINANCIALS 1.1%
          CIT Group Inc. .......................................................           69,400           193,626
(a)       KKR Private Equity Investors LP ......................................          109,200           255,528
                                                                                                    ---------------
                                                                                                            449,154
                                                                                                    ---------------
          ENERGY 9.1%
          Chesapeake Energy Corp. ..............................................           24,900           393,669
          ENSCO International Inc. .............................................           24,196           662,003
(a)       Helix Energy Solutions Group Inc. ....................................           39,695           204,429
          Overseas Shipholding Group Inc. ......................................           21,200           756,840
          Peabody Energy Corp. .................................................           23,000           575,000
          Teekay Corp. (Bahamas) ...............................................           19,100           334,632
          Tidewater Inc. .......................................................           23,000           957,030
                                                                                                    ---------------
                                                                                                          3,883,603
                                                                                                    ---------------


                    Quarterly Statements of Investments | 17

Franklin Value Investors Trust

FRANKLIN MIDCAP VALUE FUND                                                          SHARES/UNITS         VALUE
--------------------------                                                         --------------   ---------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          FOOD, BEVERAGE & TOBACCO 8.2%
          Bunge Ltd. ...........................................................           11,094   $       476,376
(a)       Dean Foods Co. .......................................................           81,500         1,576,210
          McCormick & Co. Inc. .................................................           45,800         1,467,432
                                                                                                    ---------------
                                                                                                          3,520,018
                                                                                                    ---------------
          HEALTH CARE EQUIPMENT & SERVICES 4.7%
          Hill-Rom Holdings Inc. ...............................................           42,300           595,584
(a)       Laboratory Corp. of America Holdings .................................           17,900         1,059,680
(a)       LifePoint Hospitals Inc. .............................................           16,100           362,894
                                                                                                    ---------------
                                                                                                          2,018,158
                                                                                                    ---------------
          HOUSEHOLD & PERSONAL PRODUCTS 1.8%
          Alberto-Culver Co. ...................................................           32,200           787,612
                                                                                                    ---------------
          INSURANCE 6.2%
          Arthur J. Gallagher & Co. ............................................           14,200           334,694
          Cincinnati Financial Corp. ...........................................           24,800           543,864
          Erie Indemnity Co., A ................................................           33,500         1,187,575
          Old Republic International Corp. .....................................           57,775           596,238
                                                                                                    ---------------
                                                                                                          2,662,371
                                                                                                    ---------------
          MATERIALS 11.7%
          Airgas Inc. ..........................................................           30,100         1,062,831
          Bemis Co. Inc. .......................................................           47,600         1,074,332
          Celanese Corp., A ....................................................           76,500           814,725
          MeadWestvaco Corp. ...................................................           47,700           555,228
          Nucor Corp. ..........................................................           14,100           575,139
          Sigma-Aldrich Corp. ..................................................           25,100           905,608
                                                                                                    ---------------
                                                                                                          4,987,863
                                                                                                    ---------------
          PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3.4%
(a)       Endo Pharmaceuticals Holdings Inc. ...................................           41,600           934,752
(a)       Watson Pharmaceuticals Inc. ..........................................           19,400           529,232
                                                                                                    ---------------
                                                                                                          1,463,984
                                                                                                    ---------------
          RETAILING 3.4%
          Family Dollar Stores Inc. ............................................           10,000           277,700
          J.C. Penney Co. Inc. .................................................           34,100           571,175
          Nordstrom Inc. .......................................................           47,500           602,775
                                                                                                    ---------------
                                                                                                          1,451,650
                                                                                                    ---------------
          SOFTWARE & SERVICES 3.6%
(a)       SAIC Inc. ............................................................           78,300         1,545,642
                                                                                                    ---------------
          TRANSPORTATION 1.5%
          J.B. Hunt Transport Services Inc. ....................................           29,000           645,830
                                                                                                    ---------------
          UTILITIES 13.0%
          Atmos Energy Corp. ...................................................           56,100         1,377,255
          DTE Energy Co. .......................................................           31,700         1,093,650
          Northeast Utilities ..................................................           27,100           644,980
          NV Energy Inc. .......................................................          141,000         1,512,930
          Sempra Energy ........................................................           21,600           946,944
                                                                                                    ---------------
                                                                                                          5,575,759
                                                                                                    ---------------


                    18 | Quarterly Statements of Investments

Franklin Value Investors Trust

FRANKLIN MIDCAP VALUE FUND                                                             SHARES            VALUE
--------------------------                                                         --------------   ---------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $69,158,726) ....                    $    40,701,130
                                                                                                    ---------------
          SHORT TERM INVESTMENTS (COST $1,624,328) 3.8%
          MONEY MARKET FUNDS 3.8%
(b)       Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.39%..        1,624,328         1,624,328
                                                                                                    ---------------
          TOTAL INVESTMENTS (COST $70,783,054) 98.9% ...........................                         42,325,458
          OTHER ASSETS, LESS LIABILITIES 1.1% ..................................                            483,679
                                                                                                    ---------------
          NET ASSETS 100.0% ....................................................                    $    42,809,137
                                                                                                    ===============

See Abbreviations on page 28.

(a)  Non-income producing for the twelve months ended January 31, 2009.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 19

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

FRANKLIN SMALL CAP VALUE FUND                                                          SHARES            VALUE
-----------------------------                                                      --------------   ---------------
          COMMON STOCKS 86.8%
          AUTOMOBILES & COMPONENTS 3.1%
          Autoliv Inc. (Sweden) ................................................          363,000   $     6,675,570
          Gentex Corp. .........................................................          768,000         6,443,520
          Monaco Coach Corp. ...................................................          760,700           441,206
(a)       Thor Industries Inc. .................................................          787,000         8,326,460
(a)       Winnebago Industries Inc. ............................................          560,000         3,096,800
                                                                                                    ---------------
                                                                                                         24,983,556
                                                                                                    ---------------
          BANKS 3.1%
          Chemical Financial Corp. .............................................          469,355        10,701,294
          Corus Bankshares Inc. ................................................          691,065           767,082
          Peoples Bancorp Inc. .................................................          183,500         1,847,845
          TrustCo Bank Corp. NY ................................................        1,750,000        11,725,000
                                                                                                    ---------------
                                                                                                         25,041,221
                                                                                                    ---------------
          CAPITAL GOODS 21.9%
          A.O. Smith Corp. .....................................................          108,000         2,967,840
          American Woodmark Corp. ..............................................          314,107         4,727,310
          Apogee Enterprises Inc. ..............................................          908,000         9,307,000
          Applied Industrial Technologies Inc. .................................          239,800         3,786,442
(b)       Astec Industries Inc. ................................................           86,000         2,113,020
          Brady Corp., A .......................................................          492,300        10,298,916
          Briggs & Stratton Corp. ..............................................          436,000         6,448,440
          Carlisle Cos. Inc. ...................................................          458,000         8,550,860
          CIRCOR International Inc. ............................................          141,800         3,155,050
          CNH Global NV (Netherlands) ..........................................           85,000           680,850
(b)       EMCOR Group Inc. .....................................................          283,000         5,826,970
          Franklin Electric Co. Inc. ...........................................          256,300         6,661,237
(b)       Gardner Denver Inc. ..................................................          201,000         4,375,770
          Gibraltar Industries Inc. ............................................        1,041,500        10,654,545
          Graco Inc. ...........................................................          430,000         9,146,100
          Kennametal Inc. ......................................................          530,000         8,564,800
          Lincoln Electric Holdings Inc. .......................................          214,400         8,826,848
          Mueller Industries Inc. ..............................................          580,000        11,669,600
          Nordson Corp. ........................................................          274,000         8,277,540
(b)       Powell Industries Inc. ...............................................           81,000         1,934,280
          Roper Industries Inc. ................................................          220,000         9,050,800
          Simpson Manufacturing Co. Inc. .......................................          415,400         8,337,078
          Timken Co. ...........................................................          128,000         1,905,920
          Trinity Industries Inc. ..............................................          677,000         7,792,270
          Universal Forest Products Inc. .......................................          612,000        12,852,000
          Wabash National Corp. ................................................        1,158,500         3,266,970
(a)       Watts Water Technologies Inc., A .....................................          327,600         7,298,928
                                                                                                    ---------------
                                                                                                        178,477,384
                                                                                                    ---------------
          COMMERCIAL & PROFESSIONAL SERVICES 2.1%
          ABM Industries Inc. ..................................................          625,700         9,291,645
          Mine Safety Appliances Co. ...........................................          416,500         8,171,730
                                                                                                    ---------------
                                                                                                         17,463,375
                                                                                                    ---------------


                    20 | Quarterly Statements of Investments

Franklin Value Investors Trust

FRANKLIN SMALL CAP VALUE FUND                                                          SHARES            VALUE
-----------------------------                                                      --------------   ---------------
          COMMON STOCKS (CONTINUED)
          CONSUMER DURABLES & APPAREL 5.3%
          Bassett Furniture Industries Inc. ....................................          250,500   $       824,145
          Brunswick Corp. ......................................................          490,000         1,362,200
          D.R. Horton Inc. .....................................................          825,000         4,917,000
          Ethan Allen Interiors Inc. ...........................................          508,000         5,786,120
(c)       Hooker Furniture Corp. ...............................................          582,900         4,709,832
          La-Z-Boy Inc. ........................................................          862,000           836,140
          M.D.C. Holdings Inc. .................................................          307,000         9,406,480
          M/I Homes Inc. .......................................................          577,900         5,108,636
(b)       Russ Berrie and Co. Inc. .............................................          466,400           797,544
(b)       Timberland Co., A ....................................................          181,000         1,989,190
(b)       The Warnaco Group Inc. ...............................................          346,000         7,833,440
                                                                                                    ---------------
                                                                                                         43,570,727
                                                                                                    ---------------
          CONSUMER SERVICES 0.4%
          Regis Corp. ..........................................................          309,000         3,476,250
                                                                                                    ---------------
          ENERGY 8.3%
          Arch Coal Inc. .......................................................          136,000         2,065,840
(b)       Atwood Oceanics Inc. .................................................          236,100         3,931,065
(b)       Bristow Group Inc. ...................................................          343,900         8,318,941
          CARBO Ceramics Inc. ..................................................           23,000           826,850
          CONSOL Energy Inc. ...................................................           91,000         2,480,660
          General Maritime Corp. ...............................................          387,662         4,116,970
(b)       Global Industries Ltd. ...............................................        1,239,200         4,275,240
(b)       Helix Energy Solutions Group Inc. ....................................          472,000         2,430,800
(b)       Oil States International Inc. ........................................          335,000         6,133,850
          Overseas Shipholding Group Inc. ......................................          157,000         5,604,900
          Peabody Energy Corp. .................................................          119,000         2,975,000
          Rowan Cos. Inc. ......................................................          667,000         8,444,220
          Teekay Corp. (Bahamas) ...............................................          243,000         4,257,360
          Tidewater Inc. .......................................................          120,000         4,993,200
(b)       Unit Corp. ...........................................................          268,100         6,686,414
                                                                                                    ---------------
                                                                                                         67,541,310
                                                                                                    ---------------
          FOOD & STAPLES RETAILING 1.2%
          Casey's General Stores Inc. ..........................................          465,000         9,881,250
                                                                                                    ---------------
          HEALTH CARE EQUIPMENT & SERVICES 2.5%
          STERIS Corp. .........................................................          224,000         5,958,400
          Teleflex Inc. ........................................................          140,000         7,445,200
          West Pharmaceutical Services Inc. ....................................          205,200         6,816,744
                                                                                                    ---------------
                                                                                                         20,220,344
                                                                                                    ---------------
          INSURANCE 12.3%
          American National Insurance Co. ......................................           91,000         5,082,350
          Arthur J. Gallagher & Co. ............................................          299,900         7,068,643
          Aspen Insurance Holdings Ltd. ........................................          644,000        14,232,400
          Erie Indemnity Co., A ................................................          180,400         6,395,180
          IPC Holdings Ltd. ....................................................          582,000        14,934,120
          Montpelier Re Holdings Ltd. (Bermuda) ................................          810,000        11,453,400


                    Quarterly Statements of Investments | 21

Franklin Value Investors Trust

FRANKLIN SMALL CAP VALUE FUND                                                          SHARES            VALUE
-----------------------------                                                      --------------   ---------------
          COMMON STOCKS (CONTINUED)
          INSURANCE (CONTINUED)
          Old Republic International Corp.......................................        1,633,000   $    16,852,560
          Protective Life Corp..................................................          676,000         5,597,280
          RLI Corp..............................................................          162,100         9,157,029
          StanCorp Financial Group Inc..........................................          225,000         5,809,500
(b)       Syncora Holdings Ltd..................................................          314,000           109,900
          Zenith National Insurance Corp........................................          115,800         3,247,032
                                                                                                    ---------------
                                                                                                         99,939,394
                                                                                                    ---------------
          MATERIALS 10.6%
          Airgas Inc............................................................          289,900        10,236,369
          AptarGroup Inc........................................................          258,500         7,966,970
          Cabot Corp............................................................          420,000         5,611,200
          Gerdau Ameristeel Corp. (Canada)......................................        1,409,000         8,256,740
          Glatfelter............................................................          772,000         6,724,120
(b)       Mercer International Inc. (Germany)...................................          114,088           146,033
          Reliance Steel & Aluminum Co..........................................          485,000        10,733,050
          RPM International Inc.................................................          926,000        11,399,060
          Steel Dynamics Inc....................................................        1,140,000        12,106,800
          United States Steel Corp..............................................           51,000         1,531,530
          Westlake Chemical Corp................................................          843,200        11,526,544
                                                                                                    ---------------
                                                                                                         86,238,416
                                                                                                    ---------------
          RETAILING 4.9%
          Brown Shoe Co. Inc....................................................        1,001,000         4,694,690
          Christopher & Banks Corp..............................................        1,490,000         5,781,200
          Fred's Inc............................................................          666,050         6,833,673
          Group 1 Automotive Inc................................................          393,791         3,926,096
(b)       Gymboree Corp.........................................................          141,800         3,474,100
          The Men's Wearhouse Inc...............................................          570,000         6,640,500
(b)       Pier 1 Imports Inc....................................................          810,000           283,500
(b)       Saks Inc..............................................................          803,000         2,023,560
(b)       Tuesday Morning Corp..................................................          614,000           724,520
(b)       West Marine Inc.......................................................          795,000         4,054,500
(a, b)    Zale Corp.............................................................          935,000         1,159,400
                                                                                                    ---------------
                                                                                                         39,595,739
                                                                                                    ---------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.2%
          Cohu Inc..............................................................          712,000         7,105,760
(b)       OmniVision Technologies Inc...........................................          359,800         2,407,062
                                                                                                    ---------------
                                                                                                          9,512,822
                                                                                                    ---------------
          TECHNOLOGY HARDWARE & EQUIPMENT 3.8%
(b)       Avocent Corp..........................................................          134,100         1,924,335
(b)       Benchmark Electronics Inc.............................................        1,135,000        13,324,900
          Diebold Inc...........................................................           87,600         2,170,728
(b)       Mettler-Toledo International Inc......................................          150,500        10,020,290
(b)       Rofin-Sinar Technologies Inc..........................................          228,000         3,850,920
                                                                                                    ---------------
                                                                                                         31,291,173
                                                                                                    ---------------


                    22 | Quarterly Statements of Investments

Franklin Value Investors Trust

FRANKLIN SMALL CAP VALUE FUND                                                          SHARES            VALUE
-----------------------------                                                      --------------   ---------------
          COMMON STOCKS (CONTINUED)
          TRANSPORTATION 2.9%
(b)       Genesee & Wyoming Inc. ...............................................          386,000   $    10,487,620
(b)       Kansas City Southern .................................................          142,800         2,593,248
          SkyWest Inc. .........................................................          697,170        10,910,711
                                                                                                    ---------------
                                                                                                         23,991,579
                                                                                                    ---------------
          UTILITIES 3.2%
          Atmos Energy Corp. ...................................................          171,200         4,202,960
          Energen Corp. ........................................................          236,300         6,902,323
          NV Energy Inc. .......................................................        1,430,000        15,343,900
                                                                                                    ---------------
                                                                                                         26,449,183
                                                                                                    ---------------
          TOTAL COMMON STOCKS (COST $1,055,590,925) ............................                        707,673,723
                                                                                                    ===============

                                                                                      PRINCIPAL
                                                                                       AMOUNT
                                                                                   --------------
          CORPORATE BONDS (COST $1,306,173) 0.1%
          CAPITAL GOODS 0.1%
          Mueller Industries Inc., 6.00%, 11/01/14 .............................   $    1,319,000         1,050,254
                                                                                                    ---------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $1,056,897,098) .............................................                        708,723,977
                                                                                                    ===============

                                                                                       SHARES
                                                                                   --------------
          SHORT TERM INVESTMENTS 14.8%
          MONEY MARKET FUNDS (COST $114,519,073) 14.1%
(d)       Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.39%..      114,519,073       114,519,073
                                                                                                    ---------------
          INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.7%
          MONEY MARKET FUNDS (COST $6,117,233) 0.7%
(e)       Bank of New York Institutional Cash Reserve Fund, 0.22% ..............        6,117,233         5,994,888
                                                                                                    ---------------
          TOTAL INVESTMENTS (COST $1,177,533,404) 101.7% .......................                        829,237,938
          OTHER ASSETS, LESS LIABILITIES (1.7)% ................................                        (14,142,242)
                                                                                                    ---------------
          NET ASSETS 100.0% ....................................................                    $   815,095,696
                                                                                                    ===============

(a)  A portion or all of the security is on loan at January 31, 2009.

(b)  Non-income producing for the twelve months ended January 31, 2009.

(c)  See Note 5 regarding holdings of 5% voting securities.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(e)  The rate shown is the annualized seven-day yield at period end.


                    Quarterly Statements of Investments | 23

Franklin Value Investors Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of six funds (Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                    24 | Quarterly Statements of Investments

Franklin Value Investors Trust

3. INCOME TAXES

At January 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                   FRANKLIN         FRANKLIN        FRANKLIN
                                                   ALL CAP       BALANCE SHEET     LARGE CAP
                                                  VALUE FUND    INVESTMENT FUND    VALUE FUND
                                                -------------   ---------------   ------------
Cost of investments .........................   $  16,545,795   $2,212,443,648    $146,853,130
                                                -------------   --------------   --------------
Unrealized appreciation .....................   $     152,989   $  366,559,606    $ 11,816,095
Unrealized depreciation .....................      (4,860,785)    (568,962,318)    (53,324,103)
                                                -------------   --------------   --------------
Net unrealized appreciation (depreciation) ..   $  (4,707,796)  $ (202,402,712)   $(41,508,008)
                                                -------------   --------------   --------------

                                                   FRANKLIN        FRANKLIN         FRANKLIN
                                                   MICROCAP         MIDCAP         SMALL CAP
                                                  VALUE FUND      VALUE FUND       VALUE FUND
                                                -------------   --------------   --------------
Cost of investments .........................   $ 293,880,429   $   70,795,004   $1,178,589,114
                                                -------------   --------------   --------------
Unrealized appreciation .....................   $  62,369,855   $      852,845   $   57,492,758
Unrealized depreciation .....................    (102,667,002)     (29,322,391)    (406,843,934)
                                                -------------   --------------   --------------
Net unrealized appreciation (depreciation) ..   $ (40,297,147)  $  (28,469,546)  $ (349,351,176)
                                                -------------   --------------   --------------

4. RESTRICTED SECURITIES

At January 31, 2009, the Franklin MicroCap Value Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

                                                                    ACQUISITION
 SHARES     ISSUER                                                      DATE         COST         VALUE
 ------     ------                                                  -----------   ----------   ----------
FRANKLIN MICROCAP VALUE FUND
   94,800   Allen Organ Co., Contingent Distribution ............     9/07/06     $  973,637   $1,016,256
  495,000   Black River BancVenture Inc. ........................     8/13/07      4,950,000    3,790,364
   94,800   LandCo Real Estate LLC, Liquidating Trust ...........     9/07/06        240,792      168,744
                                                                                               ----------
               TOTAL RESTRICTED SECURITIES (1.97% of Net
                  Assets) .......................................                              $4,975,364
                                                                                               ==========


                    Quarterly Statements of Investments | 25

Franklin Value Investors Trust

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Balance Sheet Investment Fund, the Franklin MicroCap Value Fund and the Franklin Small Cap Value Fund for the three months ended January 31, 2009, were as shown below.

                                         NUMBER OF                              NUMBER OF
                                        SHARES HELD                            SHARES HELD      VALUE                     REALIZED
                                       AT BEGINNING     GROSS        GROSS        AT END        AT END     INVESTMENT     CAPITAL
NAME OF ISSUER                           OF PERIOD    ADDITIONS   REDUCTIONS    OF PERIOD     OF PERIOD      INCOME     GAIN (LOSS)
--------------                         ------------   ---------   ----------   -----------   -----------   ----------   ------------
FRANKLIN BALANCE SHEET INVESTMENT
   FUND
NON-CONTROLLED AFFILIATES
Furmanite Corp. ....................     2,384,200          --          --      2,384,200    $ 8,869,224    $     --      $     --
KGen Power Corp., 144A .............     4,400,000          --          --      4,400,000     39,600,000          --            --
RTI International Metals Inc. ......       900,000     389,900          --      1,289,900     17,168,569          --            --
Syms Corp. .........................     1,430,000          --          --      1,430,000      8,265,400          --            --
Tecumseh Products Co., A ...........     1,000,000          --          --      1,000,000      8,200,000          --            --
Tecumseh Products Co., B ...........       310,000          --          --        310,000      2,542,000          --            --
Zale Corp. .........................     2,232,700     235,300          --      2,468,000      3,060,320          --            --
                                                                                             -----------    --------      --------
   TOTAL AFFILIATED SECURITIES (4.39% of Net Assets) .....................................   $87,705,513    $     --      $     --
                                                                                             ===========    ========      ========
FRANKLIN MICROCAP VALUE FUND
NON-CONTROLLED AFFILIATES
ACMAT Corp., A .....................       392,800          --          --        392,800    $ 9,230,800    $     --      $     --
American Pacific Corp. .............       676,300      66,800          --        743,100      5,818,473          --            --
Black River BancVenture Inc. .......       495,000          --          --        495,000      3,790,364          --            --
Cobra Electronics Corp. ............       540,000          --          --        540,000        658,800          --            --
Continental Materials Corp. ........       109,567       6,586          --        116,153      1,958,339          --            --
Delta Apparel Inc. .................       756,600      43,400          --        800,000      3,120,000          --            --
Duckwall-ALCO Stores Inc. ..........       238,000          --          --        238,000      2,094,400          --            --
Espey Manufacturing &
   Electronics Corp. ...............       153,299          --          --        153,299      2,587,687     264,441            --
GTSI Corp. .........................       530,000      12,700          --        542,700      2,927,867          --            --
Hardinge Inc. ......................       895,137     304,863          --      1,200,000      5,220,000       9,900            --
International Shipholding Corp. ....       400,000          --      17,049        382,951      8,233,446     200,000       291,365
Nashua Corp. .......................       357,930          --          --        357,930      1,084,528          --            --
Omega Protein Corp. ................       870,000     319,052          --      1,189,052      4,542,179          --            --
Origen Financial Inc. ..............     2,365,000     175,000          --      2,540,000      1,778,000          --            --
Rockford Corp. .....................       575,000          --          --        575,000        310,500          --            --
S&K Famous Brands Inc. .............       255,500          --          --        255,500         24,272          --            --
Tandy Brands Accessories Inc. ......       540,000          --          --        540,000        837,000          --            --
                                                                                             -----------    --------      --------
   TOTAL AFFILIATED SECURITIES (21.42% of Net Assets) ....................................   $54,216,655    $474,341      $291,365
                                                                                             ===========    ========      ========
FRANKLIN SMALL CAP VALUE FUND
NON-CONTROLLED AFFILIATES
Hooker Furniture Corp. .............       582,900          --          --        582,900    $ 4,709,832    $ 58,290      $     --
                                                                                             ===========    ========      ========
   TOTAL AFFILIATED SECURITIES (0.58% of Net Assets)


                    26 | Quarterly Statements of Investments

Franklin Value Investors Trust

6. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on November 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Funds' assets and liabilities carried at fair value:

                                                   LEVEL 1        LEVEL 2       LEVEL 3         TOTAL
                                               --------------   -----------   ----------   --------------
FRANKLIN ALL CAP VALUE FUND
   ASSETS:
      Investments in Securities ............   $   11,837,999   $        --   $       --   $   11,837,999
FRANKLIN BALANCE SHEET INVESTMENT FUND
   ASSETS:
      Investments in Securities ............   $1,960,724,311   $49,316,625   $       --   $2,010,040,936
FRANKLIN LARGE CAP VALUE FUND
   ASSETS:
      Investments in Securities ............   $  105,345,122   $        --   $       --   $  105,345,122
FRANKLIN MICROCAP VALUE FUND
   ASSETS:
      Investments in Securities ............   $  238,984,404   $ 9,623,514   $4,975,364   $  253,583,282
FRANKLIN MIDCAP VALUE FUND
   ASSETS:
      Investments in Securities ............   $   42,325,458   $        --   $       --   $   42,325,458
FRANKLIN SMALL CAP VALUE FUND
   ASSETS:
      Investments in Securities ............   $  822,192,796   $ 7,045,142   $       --   $  829,237,938


                    Quarterly Statements of Investments | 27

Franklin Value Investors Trust

6. FAIR VALUE MEASUREMENTS (CONTINUED)

At January 31, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Franklin MicroCap Value Fund's fair value, is as follows:

                                                                       FRANKLIN
                                                                       MICROCAP
                                                                      VALUE FUND
                                                                     -----------
Beginning Balance - November 1, 2008 .............................    $5,219,993
   Net realized gain (loss) ......................................            --
   Net change in unrealized appreciation (depreciation) ..........      (244,629)
   Net purchases (sales) .........................................            --
   Transfers in and/or out of Level 3 ............................            --
                                                                      ----------
Ending Balance ...................................................    $4,975,364
                                                                      ==========
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period ............    $ (244,629)
                                                                      ==========

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Funds believe applying the various provisions of SFAS 161 will not have a material impact on its financial statements.

ABBREVIATIONS

SELECTED PORTFOLIO

ADR - American Depository Receipt

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    28 | Quarterly Statements of Investments





Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.


(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Matthew T. Hinkle, Chief Financial Officer, Chief Accounting Officer and Treasurer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST



By /s/LAURA F. FERGERSON
  ---------------------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance
      and Administration
Date  March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  ---------------------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance
      and Administration
Date  March 27, 2009


By /s/MATTHEW T. HINKLE
 -----------------------------------------
       Matthew T. Hinkle
       Chief Financial Officer, Chief
       Accounting Officer and Treasurer
Date:  March 27, 2009